Related Party Transactions - Additional Information (Detail) - USD ($)				4 Months Ended
	Feb. 01, 2021	Jan. 27, 2021	Oct. 13, 2020	Feb. 01, 2021
Related Party Transaction [Line Items]
Common stock, threshold percentage on conversion of shares	20.00%			20.00%
Number of consecutive trading days for determining share price				10 days
Minimum lock in period for transfer, assign or sell warrants after completion of IPO	30 days			30 days
Related Party Loans [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 300,000
Debt instrument, interest rate, stated percentage			0.00%
Proceeds from related party debt			$ 192,000
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument, convertible, carrying amount of equity component	$ 1,500,000			$ 1,500,000
Debt instrument, convertible, conversion price	$ 1.50			$ 1.50
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants and rights issued price per warrant	$ 1.50			$ 1.50
Proceeds from Issuance of Warrants	$ 10,000,000.0			$ 10,000,000.0
Common Class F [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share	$ 0.0001			$ 0.0001
Common stock shares outstanding	10,000,000			10,000,000
Common Class F [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding	1,250,000			1,250,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share	$ 0.0001			$ 0.0001
Common Class A [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Shares issuable per warrant	1			1
Class of warrant or right, exercise price of warrants or rights	$ 11.50			$ 11.50
Founder shares [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share			$ 0.0001
Sponsor [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transaction [Line Items]
Share transfer trigger price per share	$ 12.00			$ 12.00
Number of consecutive trading days for determining share price				20 days
Number of trading days for determining share price				30 days
Threshold number of trading days for determining share price from date of business combination				150 days
Sponsor [Member] | Office Space Administrative And Support Services [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				$ 7,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants and rights issued during the period	4,666,667			4,666,667
Sponsor [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Stock dividend per share		$ 0.15942029
Common stock, threshold percentage on conversion of shares	20.00%			20.00%
Sponsor [Member] | Common Class F [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding	1,250,000			1,250,000
Sponsor [Member] | Founder shares [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services			$ 25,000
Stock issued during period, shares, issued for services			8,625,000
Stock transferred during the period, shares				40,000
Common stock shares outstanding		10,000,000
RBC Capital Markets LLC [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants and rights issued during the period	2,000,000			2,000,000